Share-Based Compensation - Non-vested Stock Options (Details) - Stock Options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Non-vested Options Outstanding
At the beginning	507,663	264,559
Options granted	319,750	592,644
Options forfeited/cancelled	(138,785)	(6,549)
Options exercised	(2,119)	(22,408)
Options vested	(161,034)	(320,583)
At the end	525,476	507,663
Weighted-Average Grant Date Fair Value
At the beginning (in dollars per share)	$ 2.64	$ 3.8
Options granted (in dollars per share)	1.41	1.84
Options forfeited/cancelled (in dollars per share)	4	7.88
Options exercised (in dollars per share)	5.14	5.12
Options vested (in dollars per share)	2.07	3.88
At the end (in dollars per share)	$ 1.89	$ 2.64
Previously Reported [Member]
Non-vested Options Outstanding
At the beginning	507,664
At the end		507,664